Adjustments reconciling Total profit after tax to operating cash flows (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Adjustments to reconcile profit (loss) [abstract]
Total profit after tax from continuing operations	£ 2,951	£ 5,308	£ 4,921
Tax on profits	526	756	707
Share of after-tax (profits)/losses of associates and joint ventures	3	5	2
Finance expense net of finance income	547	677	803
Depreciation	1,097	1,082	1,061
Amortisation of intangible assets	1,454	1,212	1,086
Impairment and assets written off	408	467	481
(Profit)/loss on sale of businesses	11	0	(36)
Profit on sale of intangible assets	(170)	(12)	(185)
Profit on sale of investments in associates	(6)	(1)	0
Profit on sale of equity investments	(10)	0	(1)
Changes in working capital:
Decrease/(increase) in inventories	(294)	(424)	(269)
Decrease/(increase) in trade receivables	298	(794)	(158)
Increase/(decrease) in trade payables	(179)	(15)	494
Decrease/(increase) in other receivables	42	145	(458)
Contingent consideration paid (see Note 33)	(1,235)	(1,134)	(1,058)
Other non-cash increase in contingent consideration liabilities	1,834	492	1,628
Increase/(decrease) in other payables	(610)	689	(5)
Increase/(decrease) in pension and other provisions	999	(457)	(962)
Share-based incentive plans	344	307	346
Fair value adjustments	(39)	(107)	(283)
Other	(110)	(100)	(170)
Operating cash flow from continuing operations	7,861	8,096	7,944
Operating cash flow from discontinued operations	0	0	932
Total cash generated from operations	£ 7,861	£ 8,096	£ 8,876